Santander Group - Sale of WiZink (Details) - EUR (€)		12 Months Ended
	Nov. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 07, 2017
Disclosure of detailed information about business combination [line items]
Proceeds from sale of equity method investment		€ 2,327,000,000	€ 883,000,000	€ 459,000,000
Wizink Bank, S.A.
Disclosure of detailed information about business combination [line items]
Ownership interest disposed, as a percent	49.00%
Proceeds from sale of equity method investment	€ 1,043,000,000
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid				681,000,000	€ 1
Net identifiable assets acquired (liabilities assumed)				306,000,000		€ (248,000,000)
Loans and advances to customers				315,000,000		82,057,000,000
Goodwill recognised as of acquisition date				€ 375,000,000		€ 248,000,000